Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST International Equity Portfolio
Supplement dated December 19, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST International Equity Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Principal Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing LSV Asset Management (LSV) with Putnam Investment Management, LLC (Putnam) to serve as a subadviser to the Portfolio alongside Massachusetts Financial Services Company, PGIM Quantitative Solutions LLC, J.P. Morgan Investment Management Inc., and Jennison Associates LLC;
(ii)certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about January 13, 2025.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective January 13, 2025:
I.All references and information for the Portfolio pertaining to LSV are hereby removed from the Prospectus and Summary Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.05%
+ Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.01%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.00%
Reimbursement(1)

(1) The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST International Equity	$102	$321	$557	$1,235
Portfolio
IV. The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST INTERNATIONAL EQUITY PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of issuers that are economically tied to countries other than the United States. Equity and equity-related securities include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, investments in other mutual funds, active and passively managed exchange-traded funds (ETFs), securities of real estate investment trusts (REITs) and income and royalty trusts, structured securities including participation notes (P-Notes) and low exercise price warrants (LEPWs) or other similar securities and American Depositary Receipts (ADRs) and other similar receipts or shares, in both listed and unlisted form.
The Portfolio has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests primarily in securities of issuers from at least five different countries, which may include countries with emerging markets, excluding the United States. Although the Portfolio intends to invest at least 80% of its assets in the securities of issuers economically tied to countries other than the United States, it may at times invest in US issuers and it may at times invest all of its assets in fewer than five countries or even a single country.
The Portfolio is allocated among five subadvisers: J.P. Morgan Investment Management Inc. (J.P. Morgan), Jennison Associates LLC (Jennison), Massachusetts Financial Services Company (MFS), PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions) and Putnam Investment Management, LLC (Putnam Investment). The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
V.The following Risks are hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio” section of the Portfolio’s Summary Prospectus:
Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio's investments, including the risk that the currencies in which the Portfolio's investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio's holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio's attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative's value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

AST INTERNATIONAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST International Equity Portfolio
Supplement dated December 19, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST International Equity Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Principal Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing LSV Asset Management (LSV) with Putnam Investment Management, LLC (Putnam) to serve as a subadviser to the Portfolio alongside Massachusetts Financial Services Company, PGIM Quantitative Solutions LLC, J.P. Morgan Investment Management Inc., and Jennison Associates LLC;
(ii)certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about January 13, 2025.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective January 13, 2025:
I.All references and information for the Portfolio pertaining to LSV are hereby removed from the Prospectus and Summary Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.05%
+ Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.01%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.00%
Reimbursement(1)

(1) The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST International Equity	$102	$321	$557	$1,235
Portfolio
IV. The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST INTERNATIONAL EQUITY PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of issuers that are economically tied to countries other than the United States. Equity and equity-related securities include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, investments in other mutual funds, active and passively managed exchange-traded funds (ETFs), securities of real estate investment trusts (REITs) and income and royalty trusts, structured securities including participation notes (P-Notes) and low exercise price warrants (LEPWs) or other similar securities and American Depositary Receipts (ADRs) and other similar receipts or shares, in both listed and unlisted form.
The Portfolio has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests primarily in securities of issuers from at least five different countries, which may include countries with emerging markets, excluding the United States. Although the Portfolio intends to invest at least 80% of its assets in the securities of issuers economically tied to countries other than the United States, it may at times invest in US issuers and it may at times invest all of its assets in fewer than five countries or even a single country.
The Portfolio is allocated among five subadvisers: J.P. Morgan Investment Management Inc. (J.P. Morgan), Jennison Associates LLC (Jennison), Massachusetts Financial Services Company (MFS), PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions) and Putnam Investment Management, LLC (Putnam Investment). The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
V.The following Risks are hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio” section of the Portfolio’s Summary Prospectus:
Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio's investments, including the risk that the currencies in which the Portfolio's investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio's holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio's attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative's value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.